Average Annual Total Returns - INVESCO International Small Company Fund	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 10 Years	Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years		MSCI All Country World ex-USA Small Cap Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 1 Year	MSCI All Country World ex-USA Small Cap Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 5 Years	MSCI All Country World ex-USA Small Cap Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 10 Years	Lipper International Small/Mid-Cap Core Funds Index 1 Year	Lipper International Small/Mid-Cap Core Funds Index 5 Years	Lipper International Small/Mid-Cap Core Funds Index 10 Years
Total	Aug. 31, 2000	4.09%	7.79%	4.47%	3.94%	6.73%	3.47%	2.74%	6.10%	3.51%	Aug. 31, 2000	8.36%	8.21%	4.44%	Oct. 03, 2008	10.47%	9.30%	5.32%	Oct. 25, 2005	10.64%	9.43%	5.44%	Sep. 24, 2012	10.66%	9.50%	5.43%	[1]	14.24%	9.37%	5.95%	4.20%	6.42%	5.33%

[1]	Performance includes returns of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.